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[REEDSMITH LETTERHEAD]

                                                                  REED SMITH LLP
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                                                         RICHMOND, VA 23219-4068
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                                                             FAX +1 804 344 3410

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                                                                 +1 202 414 9200
                                                             FAX +1 202 414 9299
                                                                   REEDSMITH.COM

W. THOMAS CONNER
Direct Phone: +1 202 414 9208
Email: tconner@reedsmith.com

April 19, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE: PRE-EFFECTIVE AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT ON FORM N-4 METLIFE INSURANCE COMPANY USA
     METLIFE INVESTORS USA SEPARATE ACCOUNT A
     FILE NO. 333-209053/811-03365
     (SERIES VA (OFFERED ON AND AFTER MAY 2, 2016))

Commissioners:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife Investors USA Separate Account A (the "Separate Account"), we are transmitting for filing under the Securities Act of 1933, as amended (the "1933 Act"), Pre-Effective Amendment No. 1 (the "Amendment") to the Separate Account's registration statement on Form N-4 for certain individual flexible premium deferred variable annuity contracts (the "Contracts"). The Contracts will be funded through the Separate Account, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("SEC Staff") on the initial registration statement. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the 1933 Act, the Company and the Account's principal underwriter have submitted requests for acceleration of effectiveness of the above-referenced registration statement to May 2, 2016. The Company would very much appreciate any assistance the SEC staff could provide in meeting such requests.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 414-9208.

NEW YORK - LONDON - HONG KONG - CHICAGO - WASHINGTON, D.C. - BEIJING - PARIS - LOS ANGELES - SAN FRANCISCO - PHILADELPHIA - SHANGHAI - PITTSBURGH - HOUSTON SINGAPORE - MUNICH - ABU DHABI - PRINCETON - NORTHERN VIRGINIA - WILMINGTON - SILICON VALLEY - DUBAI - CENTURY CITY - RICHMOND - ATHENS -KAZAKHSTAN


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U.S. Securities and Exchange Commission
April 19, 2016
Page 2

Very truly yours,


/s/ W. Thomas Conner
W. Thomas Conner

Attachment
cc:    John M. Richards, Esq.
       Michele H. Abate, Esq.